Short-term borrowings and long-term debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Debt Instrument [Line Items]
Unused short-term lines of credit	¥ 2,242,222
Assets pledged as collateral mainly for certain debt obligations of subsidiaries	64,924
Other assets pledged as collateral mainly for certain debt obligations of subsidiaries	1,454,236
Unused long-term lines of credit	9,975,574
Commercial Paper
Debt Instrument [Line Items]
Unused short-term lines of credit	¥ 415,689
Currency, U.S. Dollar
Debt Instrument [Line Items]
Percentage of debt	43.00%
Currency, Japanese Yen
Debt Instrument [Line Items]
Percentage of debt	14.00%
Currency, Australian Dollar
Debt Instrument [Line Items]
Percentage of debt	11.00%
Other Foreign Currency Denominated Debt
Debt Instrument [Line Items]
Percentage of debt	32.00%